Note 4 - Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4. Accounts Receivable

Accounts receivable consists of the following:

	September 30, 2013 (Unaudited)	December 31, 2012
Trade accounts	$178,070	$490,401
Less: Allowance for bad debts	(142,000)	(108,750)
Less: Allowance for returns	(2,291)	(15,806)
	$33,779	$365,845

The following table summarizes the allowance for doubtful accounts as of September 30, 2013 and December 31, 2012:

	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Nine months ended September 30, 2013	$108,750	$89,325	$(56,075)	$142,000
Year ended December 31, 2012	$39,000	$485,072	$(415,322)	$108,750

4. Accounts Receivable

Accounts receivable consists of the following:

	December 31, 2012	December 31, 2011
Trade accounts	$490,401	$1,230,895
Less: Allowance for bad debts	(108,750)	(39,000)
Less: Allowance for returns	(15,806)	(95,315)
	$365,845	$1,096,580

The following table summarizes the allowance for doubtful accounts as of December 31, 2012 and 2011:

	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Year ended December 31, 2012	$39,000	$485,000	$(415,000)	$109,000
Year ended December 31, 2011	$5,000	$34,000	$—	$39,000